ANNUAL REPORT
DECEMBER 31, 2000


Mercury
QA Small Cap
Fund


OF MERCURY
QA EQUITY SERIES, INC.



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Mercury QA Small Cap Fund of
Mercury QA Equity Series, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper


MERCURY QA SMALL CAP FUND


INVESTMENTS AS OF DECEMBER 31, 2000

Ten Largest                             Percent of
Equity Holdings                         Net Assets

Fidelity National Financial, Inc.          1.4%
Expeditors International of
Washington, Inc.                           1.4
The First American Financial
Corporation                                1.3
Radian Group Inc.                          1.3
The Timberland Company
(Class A)                                  1.3
Universal Health Services, Inc.
(Class B)                                  1.2
The BISYS Group, Inc.                      1.2
True North Communications Inc.             1.1
Investors Financial Services               1.0
SkyWest, Inc.                              1.0


                                        Percent of
Ten Largest Industries                  Net Assets

Medical Services                           6.6%
Banking                                    5.5
Electronic Components                      4.6
Transportation                             4.2
Insurance                                  3.6
Property & Casualty Insurance              3.5
Retail                                     3.5
Computer Software                          3.5
Financial Services                         3.3
Building                                   2.9



December 31, 2000
Mercury QA Small Cap Fund



DEAR SHAREHOLDER


Fiscal Year in Review
We are pleased to provide you with the first annual report for Mercury QA Small Cap Fund. The Fund commenced operations on June 2, 2000. The unmanaged Standard & Poor's (S&P) SmallCap 600 Index had a return of +10.32% from May 31, 2000 to December 31, 2000. In comparison, Mercury QA Small Cap Fund's Class I, Class A, Class B and Class C Shares had total returns of +1.40%, +1.30%, +0.90% and +0.90%, respectively, from June 2, 2000 to December 31, 2000. (Investment results shown do not reflect sales charges. Results shown would be lower if a sales charge was included. Complete performance information can be found on pages 5 - 7 of this report to shareholders.)

Mercury QA Small Cap Fund is a diversified portfolio of small cap stocks. Since its inception, the Fund has benefited from our investments in the energy, financial and utility industries, while suffering from investments in the technology sector. In the energy industry, stocks such as Newfield Exploration Company and Cross Timbers Oil Company posted double-digit returns for the Fund since its inception. Similarly, financial companies such as First American Financial Corporation and Investors Financial Services and utility companies like Energen Corporation and Atmos Energy Corporation returned between 15% - 60% for the Fund. However, on the negative side, technology firms such as Alliance Semiconductor Corporation and Pinnacle Systems, Inc. lost more than one-third of their value.

The year 2000 was an unusual year in a number of respects:

* Value stocks outperformed growth stocks by the largest amount ever recorded.

* Small cap and mid cap stocks outperformed large cap stocks for the first time since the early 1990s.

* The S&P 500 Index's return was negative for the first time in a decade.

In 2000, the disparity in return between large growth and large value stocks was the largest on record. In fact, growth stocks underperformed value stocks by an incredible 18.4% in the fourth quarter alone and by an astounding 34.6% during the second half of the year. Nothing in the history of the S&P 500 growth and value indexes comes remotely close to this record. The next-worst period for growth stocks occurred in 1976 and 1977, when large cap growth stocks underperformed value stocks by 11.1% for three months and 16.4% for six months.

In 2000, mid cap stocks and small cap stocks outperformed large cap stocks for the first time since 1993. Moreover, prior to 2000, investors in large cap stocks enjoyed much better returns than investors in mid cap and small cap stocks. For example, investors who held portfolios that delivered returns in line with the S&P 500 Index earned 250% from 1995 to 1999, compared with just 182% for mid cap investors and a rather paltry 120% for small cap investors.

In 2000, the S&P 500 Index posted its first negative year since 1990 and only its third negative year since the oil crisis of the 1970s. Surprisingly enough, the S&P 500 Index held a positive return as late as September 14, 2000. Unfortunately, a barrage of earnings warnings delivered during the fourth quarter, combined with the US presidential debacle, derailed the equity market.


December 31, 2000
Mercury QA Small Cap Fund


Market Outlook
In 2000, liquidity conditions were tight for most of the year. Sharply tighter liquidity, particularly in the United States, has contributed to the difficult environment this year for riskier assets, typified by NASDAQ stocks and high-yield debt. Although current liquidity conditions remain tight, the liquidity outlook has improved markedly, in our opinion. With the surprise cut in the Federal Funds rate at the beginning of January 2001, the Federal Reserve Board has signaled an easing bias, citing diminished inflationary risks and increasing concern over growth outlook. The Federal Reserve Board could cut interest rates aggressively, if necessary, to combat markedly weaker economic growth.

There is strong historical evidence to suggest that the liquidity environment for 2001 will propel equity markets higher. However, we believe that it will be obscured by investors' concerns over declining corporate profit growth. Concerns over the profit outlook have been a notable drag on markets since the beginning of September 2000, when the US third quarter "confessions season" began. Expectations have been too optimistic after several good years of corporate earnings growth and investors have increasingly focused on the impact that slower economic growth will have on corporate profit growth.

Not surprisingly, earnings forecasts have been revised sharply downward. In October, analysts were forecasting earnings growth of 16% for the S&P 500 Index for the fourth quarter of 2000 compared to the fourth quarter of 1999. By the beginning of December, the forecast had been cut to 10% and declining by the day.

The increased uncertainty toward the profit outlook has led to investors becoming increasingly risk averse, and in turn, raising the equity risk premium investors demand for the greater uncertainty of holding equities compared to bonds. This has contributed to the fall in equity markets. As the US economy slows, there is a growing risk that foreign investors will no longer invest as much in US markets, making it increasingly difficult for the United States to fund its current account deficit at current levels.

In Conclusion
We believe we are alert to many of the opportunities and most of the risks that we may face in 2001. We thank you for your continued support of Mercury QA Small Cap Fund, and we look forward to reviewing our outlook and strategy in our next report to shareholders.

Sincerely,


(Terry K. Glenn)
Terry K. Glenn
President and Director


(Philip Green)
Philip Green
Senior Vice President and
Portfolio Manager

February 15, 2001


December 31, 2000
Mercury QA Small Cap Fund



FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE
The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived all of its management fee plus additional expenses. Without such waiver, the Fund's performance would have been lower.


RECENT PERFORMANCE RESULTS*
                                        6 Month     Since Inception
As of December 31, 2000               Total Return    Total Return

Class I                                  +1.20%          +1.40%
Class A                                  +1.20           +1.30
Class B                                  +0.80           +0.90
Class C                                  +0.80           +0.90


*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 6/02/00.


December 31, 2000
Mercury QA Small Cap Fund


FUND PERFORMANCE DATA (CONTINUED)



TOTAL RETURN BASED ON A $10,000 INVESTMENT

A Line Graph illustrating the growth of a $10,000 investment in Mercury QA Small Cap Fund Class I and Class A Shares compared to a similar investment in the S&P SmallCap 600 Index++++.
Beginning and ending values are:

                                     6/02/00**          12/00

Mercury QA Small Cap Fund++--
Class I Shares*                      $ 9,600           $ 9,608

Mercury QA Small Cap Fund++--
Class A Shares*                      $ 9,600           $ 9,598

S&P SmallCap 600 Index++++           $10,000           $11,078


A Line Graph illustrating the growth of a $10,000 investment in Mercury QA Small Cap Fund Class B and Class C Shares compared to a similar investment in the S&P SmallCap 600 Index++++.
Beginning and ending values are:

                                     6/02/00**          12/00

Mercury QA Small Cap Fund++--
Class B Shares*                      $10,000           $ 9,690

Mercury QA Small Cap Fund++--
Class C Shares*                      $10,000           $ 9,990

S&P SmallCap 600 Index++++           $10,000           $11,078


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**Commencement of operations.
++The Fund normally invests at least 65% of its total assets in equity securities of small-capitalization companies.
++++This unmanaged broad-based Index is comprised of the common stock of 600 small-capitalization companies within various industrial sectors. The starting date for the Index in the graphs is from May 31, 2000.

Past performance is not indicative of future results.


December 31, 2000
Mercury QA Small Cap Fund



FUND PERFORMANCE DATA (CONCLUDED)


AGGREGATE TOTAL RETURN
                                         % Return        % Return
                                      Without Sales     With Sales
Class I Shares*                           Charge         Charge**

Inception (6/02/00)
through 12/31/00                           +1.40%         -3.92%

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

                                         % Return        % Return
                                         Without           With
Class B Shares*                            CDSC           CDSC**

Inception (6/02/00)
through 12/31/00                           +0.90%         -3.10%

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.

                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*                           Charge         Charge**

Inception (6/02/00)
through 12/31/00                           +1.30%         -4.02%

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

                                         % Return        % Return
                                         Without           With
Class C Shares*                            CDSC           CDSC**

Inception (6/02/00)
through 12/31/00                           +0.90%         -0.10%

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


December 31, 2000
Mercury QA Small Cap Fund


SCHEDULE OF INVESTMENTS
                                                                            In US Dollars
                      Shares                                                          Percent of
Industry               Held              Common Stocks                   Value        Net Assets
IRELAND

Pharmaceuticals         1,410   ++Elan Corporation PLC (ADR)(a)        $     66,006       0.7%

                                Total Common Stocks in Ireland
                                (Cost--$31,327)                              66,006       0.7

UNITED STATES

Advertising             2,600   True North Communications Inc.              110,500       1.1

Aerospace &               200   ++Alliant Techsystems Inc.                   13,350       0.1
Defense                 1,500   ++Teledyne Technologies Incorporated         35,438       0.4
                                                                       ------------     ------
                                                                             48,788       0.5

Agriculture             1,000   Delta and Pine Land Company                  20,937       0.2

Air Transport           2,100   ++ADVO Systems, Inc.                         93,187       0.9

Airlines                  600   ++Atlantic Coast Airlines Holdings, Inc.     24,525       0.2
                        3,500   SkyWest, Inc.                               100,625       1.0
                                                                       ------------     ------
                                                                            125,150       1.2

Application               400   ++BARRA, Inc.                                18,850       0.2
Development
Software

Auto & Truck            3,400   ++Gentex Corporation                         63,325       0.6

Automotive &            2,800   ++O'Reilly Automotive, Inc.                  74,900       0.7
Equipment               1,300   ++Tower Automotive, Inc.                     11,700       0.1
                                                                       ------------     ------
                                                                             86,600       0.8

Banking                 1,700   Centura Banks, Inc.                          82,025       0.8
                        1,000   Chittenden Corporation                       30,312       0.3
                          900   Commerce Bancorp, Inc.                       61,537       0.6
                        1,700   Community First Bankshares, Inc.             32,087       0.3
                        1,600   Cullen/Frost Bankers, Inc.                   66,900       0.7
                        1,400   First Midwest Bancorp, Inc.                  40,250       0.4
                        1,690   Hudson United Bancorp                        35,384       0.3
                        2,200   ++Imperial Bancorp                           57,750       0.6
                        1,200   Investors Financial Services                103,200       1.0
                        1,000   ++Silicon Valley Bancshares                  34,563       0.3
                          500   Whitney Holding Corporation                  18,156       0.2
                                                                       ------------     ------
                                                                            562,164       5.5



December 31, 2000
Mercury QA Small Cap Fund


SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                            In US Dollars
                      Shares                                                         Percent of
Industry               Held              Common Stocks                   Value        Net Assets

UNITED STATES (continued)
Banking--Regional         600   ++Southwest Bancorporation of
                                Texas, Inc.                            $     25,763       0.3%

Biotechnology           1,200   ++Cephalon, Inc.                             75,975       0.8
                          600   ++Regeneron Pharmaceuticals, Inc.            21,159       0.2
                                                                       ------------     ------
                                                                             97,134       1.0

Building                  400   ABM Industries, Inc.                         12,250       0.1
                        2,944   D.R. Horton, Inc.                            71,944       0.7
                        1,900   ++Dycom Industries, Inc.                     68,281       0.7
                          900   Elcor Corporation                            15,187       0.2
                        1,600   ++Insituform Technologies, Inc. (Class A)    63,800       0.6
                          500   ++NVR, Inc.                                  61,800       0.6
                                                                       ------------     ------
                                                                            293,262       2.9

Building &                300   ++Simpson Manufacturing Co., Inc.            15,300       0.2
Construction

Business Services       1,400   ++Administaff, Inc.                          38,080       0.4

Chemicals                 800   Cambrex Corporation                          36,200       0.3
                          300   OM Group, Inc.                               16,388       0.2
                                                                       ------------     ------
                                                                             52,588       0.5

Commercial Services       200   ++F.Y.I. Incorporated                         7,375       0.1
                          300   ++Pre-Paid Legal Services, Inc.               7,650       0.1
                                                                       ------------     ------
                                                                             15,025       0.2

Communications          2,100   ++DMC Stratex Networks, Inc.                 31,500       0.3

Computer Services         500   FactSet Research Systems Inc.                18,535       0.2
                          300   Fair, Isaac and Company, Incorporated        15,300       0.1
                                                                       ------------     ------
                                                                             33,835       0.3

Computer Software       1,900   ++Avant! Corporation                         34,794       0.3
                          300   ++Aware, Inc.                                 5,325       0.1
                          700   ++Dendrite International, Inc.               15,662       0.2
                          600   ++FileNET Corporation                        16,350       0.2
                        1,500   ++Great Plains Software, Inc.                70,594       0.7
                          900   ++HNC Software Inc.                          26,719       0.3
                        1,500   ++National Instruments Corporation           72,844       0.7
                        1,900   ++Pinnacle Systems, Inc.                     14,013       0.1
                        1,400   ++RSA Security Inc.                          74,025       0.7
                          900   ++Verity, Inc.                               21,656       0.2
                                                                       ------------     ------
                                                                            351,982       3.5



December 31, 2000
Mercury QA Small Cap Fund


SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                            In US Dollars
                      Shares                                                          Percent of
Industry               Held              Common Stocks                   Value        Net Assets

UNITED STATES (CONTINUED)
Computer Systems          600   ++NYFIX, Inc.                          $     14,513       0.1%

Computer Technology     1,500   ++Cognex Corporation                         33,188       0.3
                          200   ++RadiSys Corporation                         5,175       0.1
                                                                       ------------     ------
                                                                             38,363       0.4

Computers               1,300   Jack Henry & Associates, Inc.                80,763       0.8
                          800   ++Kronos, Inc.                               24,750       0.3
                          300   ++Mercury Computer Systems, Inc.             13,931       0.1
                          500   ++Radiant Systems, Inc.                      10,250       0.1
                        1,100   ++Xircom, Inc.                               17,050       0.2
                        1,100   ++Zebra Technologies Corporation
                                (Class A)                                    44,877       0.4
                                                                       ------------     ------
                                                                            191,621       1.9

Consumer--                800   ++HA-LO Industries, Inc.                      1,800       0.0
Discretionary

Consumer--              1,700   Provident Bancshares Corporation             35,488       0.3
Services

Containers              1,400   AptarGroup, Inc.                             41,125       0.4

Data Processing           700   ++American Management Systems,
                                Incorporated                                 13,869       0.1
                        1,000   ++ChoicePoint Inc.                           65,562       0.7
                          500   ++Remedy Corporation                          8,281       0.1
                                                                       ------------     ------
                                                                             87,712       0.9

Distribution            2,100   ++Insight Enterprises, Inc.                  37,669       0.4
                          200   ++SCP Pool Corporation                        6,013       0.0
                        1,700   ++United Stationers, Inc.                    40,800       0.4
                                                                       ------------     ------
                                                                             84,482       0.8

Diversified               200   ++SPS Technologies, Inc.                     10,963       0.1
Companies

Diversified               200   ++Harbor Global Company Ltd.                    975       0.0
Financial Services

Diversified             1,400   Roper Industries, Inc.                       46,288       0.5
Manufacturing

Electric & Gas            400   RGS Energy Group Inc.                        12,975       0.1



December 31, 2000
Mercury QA Small Cap Fund


SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                            In US Dollars
                      Shares                                                          Percent of
Industry               Held              Common Stocks                   Value        Net Assets

UNITED STATES (continued)
Electrical Equipment      200   CH Energy Group, Inc.                  $      8,950       0.1%
                        1,200   ++Cable Design Technology                    20,175       0.2
                                                                       ------------     ------
                                                                             29,125       0.3

Electronic              1,600   ++Alliance Semiconductor Corporation         18,100       0.2
Components              1,500   ++Artesyn Technologies, Inc.                 23,812       0.2
                        1,600   ++C-COR.net Corp.                            15,550       0.1
                        3,800   ++C-Cube Microsystems Inc.                   46,787       0.5
                        1,000   CTS Corporation                              36,437       0.3
                        1,400   ++Electro Scientific Industries, Inc.        39,200       0.4
                          500   Helix Technology Corporation                 11,836       0.1
                        3,800   ++Kemet Corp.                                57,475       0.6
                        1,700   ++Kent Electronics Corporation               28,050       0.3
                        1,700   Methode Electronics                          38,994       0.4
                        1,000   ++Photronics, Inc.                           23,438       0.2
                        1,600   ++Plexus Corporation                         48,625       0.5
                        1,400   Technitrol, Inc.                             57,575       0.6
                        1,100   ++Three-Five Systems, Inc.                   19,800       0.2
                                                                       ------------     ------
                                                                            465,679       4.6

Electronic              1,200   C&D Technologies, Inc.                       51,825       0.5
Components &
Instruments

Electronics             2,200   ++APW Ltd.                                   74,250       0.7
                        1,200   ++AXT, Inc.                                  39,675       0.4
                        2,200   ++Aeroflex Incorporated                      63,422       0.6
                        1,100   ++Benchmark Electronics, Inc.                24,819       0.3
                          400   ++DuPont Photomasks, Inc.                    21,137       0.2
                        1,800   ++Robotic Vision Systems, Inc.                4,950       0.1
                        1,200   ++Silicon Valley Group, Inc.                 34,500       0.3
                                                                       ------------     ------
                                                                            262,753       2.6

Electronics             1,800   Cohu, Inc.                                   25,087       0.2
Components              2,400   ++Kopin Corporation                          26,550       0.3
                        3,700   ++SONICblue Incorporated                     15,263       0.2
                                                                       ------------     ------
                                                                             66,900       0.7



December 31, 2000
Mercury QA Small Cap Fund


SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                            In US Dollars
                      Shares                                                          Percent of
Industry               Held              Common Stocks                   Value        Net Assets

UNITED STATES (continued)
Energy                  1,000   ++Barrett Resources Corporation        $     56,812       0.6%
                        1,200   ++Louis Dreyfus Natural Gas Corp.            54,975       0.5
                          700   ++Stone Energy Corporation                   45,185       0.5
                          700   ++Tom Brown, Inc.                            23,012       0.2
                                                                       ------------     ------
                                                                            179,984       1.8

Entertainment           1,400   ++THQ Inc.                                   34,125       0.3

Environmental           2,100   ++Tetra Tech, Inc.                           66,938       0.7

Finance                   600   Jeffreries Group, Inc.                       18,750       0.2
                          700   Morgan Keegan, Inc.                          18,550       0.2
                        2,200   Raymond James Financial, Inc.                76,725       0.7
                          800   United Bankshares, Inc.                      17,000       0.2
                                                                       ------------     ------
                                                                            131,025       1.3

Financial Services      3,100   ++AmeriCredit Corp.                          84,475       0.8
                        2,300   ++The BISYS Group, Inc.                     119,887       1.2
                          600   Dain Rauscher Corporation                    56,812       0.6
                        1,700   National Data Corporation                    62,263       0.6
                          500   Tucker Anthony Sutro Corporation             12,281       0.1
                                                                       ------------     ------
                                                                            335,718       3.3

Financial                 800   Southwest Securities Group, Inc.             20,700       0.2
Services--Consumer

Food Merchandising        300   ++Jack in the Box Inc.                        8,831       0.1

Foods                     700   Corn Products International, Inc.            20,344       0.2
                          500   The Earthgrains Company                       9,250       0.1
                                                                       ------------     ------
                                                                             29,594       0.3

Foods/Food                400   ++Hain Celestial Group, Inc.                 13,000       0.1
Processing              1,400   ++Smithfield Foods, Inc.                     42,560       0.4
                                                                       ------------     ------
                                                                             55,560       0.5

Footwear                1,900   ++The Timberland Company (Class A)          127,063       1.3

Future Retailing        1,000   ++Valence Technology, Inc.                    9,313       0.1

HMO                     1,900   ++Conventry Health Care Inc.                 50,706       0.5

Healthcare                400   Analogic Corporation                         17,825       0.2
                        1,900   ++COR Therapeutics, Inc.                     66,856       0.7
                          300   ++Pharmaceutical Product
                                Development, Inc.                            14,906       0.1
                                                                       ------------     ------
                                                                             99,587       1.0



December 31, 2000
Mercury QA Small Cap Fund


SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                            In US Dollars
                      Shares                                                          Percent of
Industry               Held              Common Stocks                   Value        Net Assets

UNITEDSTATES (continued)
Healthcare--              300   ++Advance Paradigm, Inc.               $     13,650       0.2%
Cost Containment        1,800   Hooper Holmes, Inc.                          19,908       0.2
                        1,400   ++Orthodontic Centers of America, Inc.       43,750       0.4
                                                                       ------------     ------
                                                                             77,308       0.8

Healthcare--              447   ++MedQuist Inc.                               7,152       0.1
Information

Healthcare--              500   ++Respironics, Inc.                          14,250       0.1
Products & Services

Home Furnishings        1,700   Ethan Allen Interiors Inc.                   56,950       0.6

Hospital Supplies         500   Invacare Corp.                               17,125       0.2

Hospitals                 500   ++Province Healthcare Company                19,688       0.2

Human Resources         1,000   ++Heidrick & Struggles International, Inc.   42,062       0.4
                          600   ++On Assignment, Inc.                        17,100       0.2
                                                                       ------------     ------
                                                                             59,162       0.6

Instruments--             400   ++Dionex Corporation                         13,800       0.1
Scientific

Instruments/            1,500   ++Meade Instruments Corp.                     9,844       0.1
Photo-Optical

Insurance               1,500   Arthur J. Gallagher & Co.                    95,438       0.9
                        3,200   Enhance Financial Services Group Inc.        49,400       0.5
                        7,400   Fremont General Corporation                  20,812       0.2
                        1,700   Radian Group Inc.                           127,606       1.3
                          500   Reliance Steel & Aluminum Co.                12,375       0.1
                        1,700   Trenwick Group Ltd.                          42,181       0.4
                          500   Zenith National Insurance Corp.              14,688       0.2
                                                                       ------------     ------
                                                                            362,500       3.6

Internet Content        1,200   ++ZixIt Corporation                          10,500       0.1

Internet Software       1,021   ++Retek Inc.                                 24,887       0.3

Investment              1,800   Eaton Vance Corp.                            58,050       0.6
Management

Laser Systems           1,400   ++Coherent, Inc.                             45,500       0.4
& Components




December 31, 2000
Mercury QA Small Cap Fund


SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                            In US Dollars
                      Shares                                                          Percent of
Industry               Held              Common Stocks                   Value        Net Assets

UNITED STATES (continued)
Leasing                 1,900   Rollins Truck Leasing Corp.            $     15,200       0.1%

Machinery &             1,500   Actuant Corporation (Class A)                 4,500       0.0
Equipment                 400   Baldor Electric Company                       8,450       0.1
                        2,900   ++Kulicke and Soffa Industries               32,625       0.3
                          700   The Manitowoc Co., Inc.                      20,300       0.2
                        1,400   Milacron Inc.                                22,488       0.2
                                                                       ------------     ------
                                                                             88,363       0.8

Marketing &             1,900   ++Catalina Marketing Corporation             73,981       0.7
Advertising                 1   ++Havas Advertising SA (ADR)(a)                  14       0.0
                                                                       ------------     ------
                                                                             73,995       0.7

Medical                 1,100   ++Alliance Pharmaceutical Corp.               9,487       0.1
                          500   ++Enzo Biochem, Inc.                         12,437       0.1
                          500   ++PolyMedica Corporation                     16,688       0.2
                        1,000   ++Syncor International Corporation           36,375       0.3
                                                                       ------------     ------
                                                                             74,987       0.7

Medical Devices         2,200   ++Cygnus, Inc.                               10,725       0.1
                        1,000   ++ResMed Inc.                                39,875       0.4
                        1,400   ++Techne Corporation                         50,488       0.5
                                                                       ------------     ------
                                                                            101,088       1.0

Medical Services        1,500   Alpharma, Inc. (Class A)                     65,812       0.7
                        1,300   ++Barr Laboratories, Inc.                    94,819       0.9
                        1,400   ++Cerner Corporation                         64,750       0.6
                        2,700   ++Patterson Dental Company                   91,463       0.9
                        1,900   ++Priority Healthcare Corporation
                                (Class B)                                    77,544       0.8
                          700   ++Protein Design Labs, Inc.                  60,813       0.6
                          500   ++Renal Care Group, Inc.                     13,711       0.1
                        1,100   ++Universal Health Services, Inc.
                                (Class B)                                   122,925       1.2
                        1,200   ++Varian Medical Systems, Inc.               81,525       0.8
                                                                       ------------     ------
                                                                            673,362       6.6



December 31, 2000
Mercury QA Small Cap Fund


SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                            In US Dollars
                      Shares                                                         Percent of
Industry               Held              Common Stocks                   Value        Net Assets

UNITED STATES (continued)
Medical Supplies        2,000   Bindley Western Industries, Inc.       $     83,125       0.8%
                        2,500   Owens & Minor, Inc.                          44,375       0.5
                                                                       ------------     ------
                                                                            127,500       1.3

Medical Technology        200   Diagnostic Products Corporation              10,925       0.1

Merchandising             800   ++Michael's Stores                           21,200       0.2

Metal Fabricating       1,500   ++Mueller Industries, Inc.                   40,219       0.4

Mining                  1,700   ++Stillwater Mining Company                  66,895       0.7

Miscellaneous--         1,500   ++Plantronics, Inc.                          70,500       0.7
Consumer

Miscellaneous             500   Central Parking Corporation                  10,000       0.1
Materials &               500   ++Vicor Corporation                          15,188       0.1
Commodities                                                            ------------     ------
                                                                             25,188       0.2

Multimedia              2,000   Harman International Industries,
                                Incorporated                                 73,000       0.7

Natural Gas--           1,700   Energen Corporation                          54,719       0.5
Pipelines                 700   Piedmont Natural Gas Company, Inc.           26,731       0.3
                        1,100   ++Southern Union Company                     29,150       0.3
                        1,100   ++Trimble Navigation Limited                 26,400       0.2
                                                                       ------------     ------
                                                                            137,000       1.3

Office-Related            400   Brady Corporation                            13,525       0.1

Oil                       700   Pogo Producing Company                       21,788       0.2

Oil & Gas Producers     2,400   Cross Timbers Oil Company                    66,600       0.7
                        1,500   ++Newfield Exploration Company               71,156       0.7
                          600   ++Swift Energy Company                       22,575       0.2
                        2,300   Vintage Petroleum, Inc.                      49,450       0.5
                                                                       ------------     ------
                                                                            209,781       2.1

Oil Field &             1,000   ++Pride International, Inc.                  24,625       0.2
Equipment               1,200   ++Veritas DGC Inc.                           38,760       0.4
                                                                       ------------     ------
                                                                             63,385       0.6




December 31, 2000
Mercury QA Small Cap Fund


SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                            In US Dollars
                      Shares                                                          Percent of
Industry               Held              Common Stocks                   Value        Net Assets

UNITED STATES (continued)
Oil Field Services      1,300   ++Cal Dive International, Inc.         $     34,612       0.3%

Oil Services              200   ++Dril-Quip, Inc.                             6,837       0.1

Pharmaceuticals         1,200   ++Medicis Pharmaceutical (Class A)           70,950       0.7
                        1,300   ++Noven Pharmaceuticals, Inc.                48,588       0.5
                        1,000   ++Vertex Pharmaceuticals Incorporated        71,500       0.7
                                                                       ------------     ------
                                                                            191,038       1.9

Producer Durables         400   ++Allen Telecom Inc.                          7,175       0.1
                          700   ++Toll Brothers, Inc.                        28,613       0.3
                                                                       ------------     ------
                                                                             35,788       0.4

Property &              3,900   Fidelity National Financial, Inc.           144,056       1.4
Casualty Insurance      4,000   The First American Financial Corporation    131,500       1.3
                          400   LandAmerica Financial Group, Inc.            16,175       0.2
                          300   RLI Corp.                                    13,406       0.1
                        1,500   SCPIE Holdings Inc.                          35,438       0.3
                          800   Selective Insurance Group, Inc.              19,400       0.2
                                                                       ------------     ------
                                                                            359,975       3.5

Recreation                200   Polaris Industries, Inc.                      7,950       0.1

Restaurants               200   ++CEC Entertainment Inc.                      6,825       0.1
                          700   ++The Cheesecake Factory Incorporated        26,862       0.2
                          500   Ruby Tuesday, Inc.                            7,625       0.1
                                                                       ------------     ------
                                                                             41,312       0.4

Retail                  1,400   ++99 Cents Only Stores                       38,325       0.4
                        1,500   ++AnnTaylor Stores Corporation               37,406       0.4
                          800   ++Copart, Inc.                               17,200       0.2
                          600   ++Factory 2-U Stores Inc.                    19,875       0.2
                          900   ++Linens `n Things, Inc.                     24,863       0.3
                        1,200   ++The Men's Warehouse, Inc.                  32,700       0.3
                        1,600   ++Pacific Sunwear of California, Inc.        41,000       0.4
                        3,300   Pier 1 Imports, Inc.                         34,031       0.3
                        1,400   ++Whole Foods Market, Inc.                   85,575       0.8
                          800   ++Zale Corporation                           23,250       0.2
                                                                       ------------     ------
                                                                            354,225       3.5




December 31, 2000
Mercury QA Small Cap Fund


SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                            In US Dollars
                      Shares                                                          Percent of
Industry               Held              Common Stocks                   Value        Net Assets

UNITEDSTATES (continued)
Retail--Apparel         1,000   Burlington Coat Factory Warehouse
                                Corporation                            $     18,937       0.2%
                          500   ++The Dress Barn, Inc.                       14,500       0.2
                        1,300   ++Footstar, Inc.                             64,350       0.6
                                                                       ------------     ------
                                                                             97,787       1.0

Retail--Stores          2,900   Casey's General Stores, Inc.                 43,319       0.4

Savings &               2,600   Commercial Federal Corporation               50,537       0.5
Loan Associations         400   Downey Financial Corp.                       22,000       0.2
                        2,400   Washington Federal, Inc.                     68,250       0.7
                                                                       ------------     ------
                                                                            140,787       1.4

Semiconductors          1,500   ++Actel Corp.                                36,281       0.4
                        3,700   Dallas Semiconductor Corporation             94,812       0.9
                        1,500   ++ESS Technology, Inc.                        7,687       0.1
                        2,000   ++General Semiconductor, Inc.                12,500       0.1
                                                                       ------------     ------
                                                                            151,280       1.5

Steel                   2,000   ++The Shaw Group Inc.                       100,000       1.0

Strategic Growth        2,100   ++Spherion Corporation                       23,756       0.2
Opportunities

Technology              2,100   ++Alpha Industries, Inc.                     77,700       0.8
                        1,000   ++Anixter International Inc.                 21,625       0.2
                          900   ++Aspen Technology, Inc.                     29,925       0.3
                          900   ++Black Box Corporation                      43,481       0.4
                        3,400   ++Read-Rite Corporation                      13,706       0.1
                                                                       ------------     ------
                                                                            186,437       1.8

Telecommunications        200   ++Aspect Communications Corporation           1,609       0.0
                        2,600   ++The Profit Recovery Group
                                International, Inc.                          16,575       0.2
                                                                       ------------     ------
                                                                             18,184       0.2

Telecommunications        500   ++Boston Communications Group, Inc.          13,937       0.1
& Equipment               700   ++Proxim, Inc.                               30,100       0.3
                                                                       ------------     ------
                                                                             44,037       0.4



December 31, 2000
Mercury QA Small Cap Fund


SCHEDULE OF INVESTMENTS (CONCLUDED)
                                                                            In US Dollars
                      Shares                                                          Percent of
Industry               Held              Common Stocks                   Value        Net Assets

UNITED STATES (concluded)
Transportation            963   ++American Freightways Corporation     $     26,904       0.3%
                        2,200   ++EGL, Inc.                                  52,663       0.5
                        2,600   Expeditors International of
                                Washington, Inc.                            139,587       1.4
                          700   ++Heartland Express, Inc.                    15,969       0.1
                          700   ++Landstar System, Inc.                      38,806       0.4
                          700   ++SEACOR SMIT Inc.                           36,838       0.4
                        1,900   USFreightways Corporation                    57,148       0.6
                        2,800   ++Yellow Corporation                         57,006       0.5
                                                                       ------------     ------
                                                                            424,921       4.2

Transportation--        1,200   ++Forward Air Corporation                    44,775       0.5
Services                1,300   Werner Enterprises, Inc.                     22,100       0.2
                                                                       ------------     ------
                                                                             66,875       0.7

Utilities                 500   Applied Industrial Technologies, Inc.        10,281       0.1

Utilities--Electric     1,700   Avista Corporation                           34,850       0.3
                          200   UIL Holdings Corporation                      9,950       0.1
                        1,600   UniSource Energy Corporation                 30,100       0.3
                                                                       ------------     ------
                                                                             74,900       0.7

Utilities--Gas          1,900   Atmos Energy Corporation                     46,313       0.5
                          400   New Jersey Resources Corporation             17,300       0.2
                        1,400   Northwest Natural Gas Company                37,100       0.4
                          700   Southwest Gas Corporation                    15,313       0.1
                        1,400   UGI Corporation                              35,438       0.3
                                                                       ------------     ------
                                                                            151,464       1.5

                                Total Common Stocks in the
                                United States (Cost--$9,517,453)          9,926,083      97.8

                                Total Investments
                                (Cost--$9,548,780)                        9,992,089      98.5

                                Other Assets Less Liabilities               156,809       1.5
                                                                       ------------     ------
                                Net Assets                             $ 10,148,898     100.0%
                                                                       ============     ======


(a)American Depositary Receipts (ADR).
++Non-income producing security.

See Notes to Financial Statements.


December 31, 2000
Mercury QA Small Cap Fund

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000
Assets:
Investments, at value (identified cost--$9,548,780)                                        $    9,992,089
Cash                                                                                               91,848
Receivables:
 Capital shares sold                                                       $      79,165
 Investment adviser                                                               56,801
 Securities sold                                                                  10,971
 Dividends                                                                         3,849          150,786
                                                                           -------------
Prepaid registration fees and other assets                                                            195
                                                                                            -------------
Total assets                                                                                   10,234,918
                                                                                            -------------

Liabilities:
Payables:
 Securities purchased                                                             14,883
 Distributor                                                                         658           15,541
                                                                           -------------
Accrued expenses                                                                                   70,479
                                                                                            -------------
Total liabilities                                                                                  86,020
                                                                                            -------------

Net Assets:
Net assets                                                                                 $   10,148,898
                                                                                            =============

Net Assets Consist of:
Class IShares of Common Stock, $.0001 par value,
125,000,000 shares authorized                                                               $          86
Class AShares of Common Stock, $.0001 par value,
125,000,000 shares authorized                                                                           1
Class BShares of Common Stock, $.0001 par value,
125,000,000 shares authorized                                                                           7
Class CShares of Common Stock, $.0001 par value,
125,000,000 shares authorized                                                                           6
Paid-in capital in excess of par                                                               10,179,591
Accumulated realized capital losses on investments--net                                         (474,102)
Unrealized appreciation on investments--net                                                       443,309
                                                                                            -------------
Net assets                                                                                 $   10,148,898
                                                                                            =============

Net Asset Value:
Class I--Based on net assets of $8,743,323 and
861,936 shares outstanding                                                                  $       10.14
                                                                                            =============
Class A--Based on net assets of $98,126 and
9,687 shares outstanding                                                                    $       10.13
                                                                                            =============
Class B--Based on net assets of $694,230 and
68,826 shares outstanding                                                                   $       10.09
                                                                                            =============
Class C--Based on net assets of $613,219 and
60,798 shares outstanding                                                                   $       10.09
                                                                                            =============

See Notes to Financial Statements.

December 31, 2000
Mercury Q A Small Cap Fund


STATEMENT OF OPERATIONS
For the Period June 2, 2000++ to December 31, 2000
Investment Income:
Dividends                                                                                   $      18,519
Interest and discount earned                                                                        1,976
Total income                                                                                       20,495
                                                                                            -------------

Expenses:
Registration fees                                                          $      61,996
Accounting services                                                               19,661
Investment advisory fees                                                          18,632
Offering costs                                                                    14,627
Administration fees                                                               11,857
Custodian fees                                                                     7,760
Printing and shareholder reports                                                   7,620
Account maintenance and distribution fees--Class B                                 1,925
Account maintenance and distribution fees--Class C                                   942
Transfer agent fees--Class I                                                         599
Directors' fees and expenses                                                         232
Account maintenance fees--Class A                                                    122
Transfer agent fees--Class B                                                          64
Transfer agent fees--Class C                                                          39
Transfer agent fees--Class A                                                          10
Pricing fees                                                                           9
Other                                                                                206
                                                                           -------------
Total expenses before reimbursement                                              146,301
Reimbursement of expenses                                                       (87,290)
                                                                           -------------
Total expenses after reimbursement                                                                 59,011
                                                                                            -------------
Investment loss--net                                                                             (38,516)
                                                                                            -------------


Realized & Unrealized Gain (Loss)on Investments--Net:
Realized loss on investments--net                                                               (474,102)
Unrealized appreciation on investments--net                                                       443,309
                                                                                            -------------
Net Decrease in Net Assets Resulting from Operations                                      $      (69,309)
                                                                                            =============


++Commencement of operations.

See Notes to Financial Statements.

December 31, 2000
Mercury QA Small Cap Fund

STATEMENT OF CHANGES
IN NET ASSETS
                                                                                           For the Period
                                                                                           June 2, 2000++
                                                                                          to December 31,
Increase (Decrease)in Net Assets:                                                               2000
Operations:
Investment loss--net                                                                      $      (38,516)
Realized loss on investments--net                                                               (474,102)
Unrealized appreciation on investments--net                                                       443,309
                                                                                            -------------
Net decrease in net assets resulting from operations                                             (69,309)
                                                                                            -------------

Capital Share Transactions:
Net increase in net assets derived from capital share transactions                             10,118,207
                                                                                            -------------

Net Assets:
Total increase in net assets                                                                   10,048,898
Beginning of period                                                                               100,000
                                                                                            -------------
End of period                                                                              $   10,148,898
                                                                                            =============

 ++Commencement of operations.

See Notes to Financial Statements.

December 31, 2000
Mercury QA Small Cap Fund


FINANCIAL HIGHLIGHTS
The following per share data and ratios have been derived from information provided in the financial statements.
                                                               For the Period June 2, 2000++
                                                                    to December 31, 2000
Increase (Decrease) in Net Asset Value:             Class I        Class A        Class B        Class C
Per Share Operating Performance:
Net asset value, beginning of period                $  10.00       $  10.00       $  10.00       $  10.00
                                                    --------       --------       --------       --------
Investment loss--net                                   (.04)          (.06)          (.06)          (.03)
Realized and unrealized gain on
investments--net                                         .18            .19            .15            .12
                                                    --------       --------       --------       --------
Total from investment operations                         .14            .13            .09            .09
                                                    --------       --------       --------       --------
Net asset value, end of period                      $  10.14       $  10.13       $  10.09       $  10.09
                                                    ========       ========       ========       ========

Total Investment Return:**
Based on net asset value per share                  1.40%+++       1.30%+++        .90%+++        .90%+++
                                                    ========       ========       ========       ========

Ratios to Average Net Assets:
Expenses, net of reimbursement                        1.65%*         1.90%*         2.66%*         2.67%*
                                                    ========       ========       ========       ========
Expenses                                              4.23%*         4.48%*         5.24%*         5.25%*
                                                    ========       ========       ========       ========
Investment loss--net                                (1.05%)*       (1.28%)*       (2.01%)*       (2.02%)*
                                                    ========       ========       ========       ========

Supplemental Data:
Net assets, end of period (in thousands)            $  8,744       $     98       $    694       $    613
                                                    ========       ========       ========       ========
Portfolio turnover                                    53.37%         53.37%         53.37%         53.37%
                                                    ========       ========       ========       ========


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
+++Aggregate total investment return.

See Notes to Financial Statements.


December 31, 2000
Mercury QA Small Cap Fund

NOTES TO FINANCIAL STATEMENTS


1  Significant Accounting Policies:
Mercury QA Small Cap Fund (the "Fund") is part of the Mercury QA Equity Series, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Prior to commencement of operations on June 2, 2000, the Fund had no operations other than those relating to organizational matters and the issuance of 10,000 capital shares of the Fund on February 25, 2000 to Mercury Advisors ("Mercury Advisors"), a division of Fund Asset Management, L.P. ("FAM"), for $100,000. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distributions expenditures). The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of securities--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, at the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Corporation's Board of Directors.


December 31, 2000
Mercury QA Small Cap Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


December 31, 2000
Mercury QA Small Cap Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will amortize premiums and discounts on debt securities effective January 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. As of December 31, 2000, no debt securities were held by the Fund.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(h) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $38,516 have been reclassified between paid-in capital in excess of par and accumulated net investment loss. These reclassifications have no effect on net assets or net asset values per share.


December 31, 2000
Mercury QA Small Cap Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

2  Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Mercury Advisors. The general partner of Mercury Advisors is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

As compensation for its services to the Fund, Mercury Advisors receives monthly compensation at the annual rate of .55% of the average daily net assets of the Fund. For the period June 2, 2000 to December 31, 2000, Mercury Advisors earned fees of $18,632, all of which was waived. Mercury Advisors also reimbursed the Fund for additional expenses of $68,658.

The Fund has also entered into an Administration Agreement with Mercury Advisors. The Fund pays a monthly fee at an annual rate of
 .35% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                Account
                             Maintenance Fee  Distribution Fee

Class A                           .25%              --
Class B                           .25%             .75%
Class C                           .25%             .75%

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co. and selected dealers, also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the period June 2, 2000 to December 31, 2000, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A Shares as follows:

                                      FAMD            MLPF&S

Class A                               $118            $3,498


December 31, 2000
Mercury QA Small Cap Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


For the period June 2, 2000 to December 31, 2000, MLPF&S received contingent deferred sales charges of $26 relating to transactions in Class C Shares.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., acts as the Fund's transfer agent.

Accounting services were provided to the Fund by Mercury Advisors.

Certain officers and/or directors of the Corporation are officers and/or directors of Mercury Advisors, FAM, PSI, FDS, FAMD, and/or ML & Co.

3  Investments:
Purchases and sales of investments, excluding short-term securities, for the period June 2, 2000 to December 31, 2000 were $13,335,032 and $3,312,150, respectively.

Net realized losses for the period June 2, 2000 to December 31, 2000 and net unrealized gains as of December 31, 2000 were as follows:

                                              Realized        Unrealized
                                               Losses           Gains

Long-term investments                     $  (474,102)       $   443,309
                                          -----------        -----------
Total                                     $  (474,102)       $   443,309
                                          ===========        ===========

As of December 31, 2000, net unrealized appreciation for Federal income tax purposes aggregated $55,996, of which $1,369,071 related to appreciated securities and $1,313,075 related to depreciated securities. The aggregate cost of investments at December 31, 2000 for Federal income tax purposes was $9,936,093.

4  Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $10,118,207 for the period June 2, 2000 to December 31, 2000.
Transactions in capital shares for each class were as follows:


Class I Shares for the Period June 2, 2000++                   Dollar
to December 31, 2000                           Shares          Amount

Shares sold                                 1,036,211     $   10,565,406
Shares redeemed                             (176,775)        (1,747,274)
                                          -----------        -----------
Net increase                                  859,436     $    8,818,132
                                          ===========        ===========


++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.


December 31, 2000
Mercury QA Small Cap Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)


Class A Shares for the Period June 2, 2000++                     Dollar
to December 31, 2000                            Shares           Amount

Shares sold                                     8,418     $       84,590
Shares redeemed                               (1,231)           (11,891)
                                          -----------        -----------
Net increase                                    7,187     $       72,699
                                          ===========        ===========

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

Class B Shares for the Period June 2, 2000++                   Dollar
to December 31, 2000                           Shares          Amount

Shares sold                                    72,023     $      711,445
Shares redeemed                               (5,697)           (59,212)
                                          -----------        -----------
Net increase                                   66,326     $      652,233
                                          ===========        ===========

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

Class C Shares for the Period June 2, 2000++                   Dollar
to December 31, 2000                           Shares          Amount

Shares sold                                    58,700     $      579,265
Shares redeemed                                 (402)            (4,122)
                                          -----------        -----------
Net increase                                   58,298     $      575,143
                                          ===========        ===========


++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.


5  Capital Loss Carryforward:
At December 31, 2000, the Fund had a net capital loss carryforward of approximately $55,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.


December 31, 2000
Mercury QA Small Cap Fund



INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Mercury QA Small Cap Fund
(One of the Series constituting Mercury QA Equity Series, Inc.):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Mercury QA Small Cap Fund as of December 31, 2000, the related statements of operations and changes in net assets, and the financial highlights for the period June 2, 2000 (commencement of operations) to December 31, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury QA Small Cap Fund as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the period June 2, 2000 (commencement of operations) to December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 15, 2001


December 31, 2000
Mercury QA Small Cap Fund



OFFICERS AND DIRECTORS

Terry K. Glenn, Director and President
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Robert C. Doll, Jr., Senior Vice President
Philip Green, Senior Vice President
Sidney Hoots, Senior Vice President
Dean D'Onofrio, Senior Vice President
Frank Salerno, Senior Vice President
Donald C. Burke, Vice President and Treasurer
Marc C. Cozzolino, Secretary


Jack B. Sunderland and Arthur Zeikel, Directors of Mercury QA Small Cap Fund, have recently retired. The Fund's Board of Directors wishes Messrs. Sunderland and Zeikel well in their retirements.

Custodian
The Chase Manhattan Bank
4 Chase MetroTech, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


December 31, 2000
Mercury QA Small Cap Fund